Employee Benefit Plans - Schedule of Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Pension benefits
2024	$ 1,061
2025	1,109
2026	1,194
2027	1,335
2028	1,460
2028 to 2032	$ 9,450